PREPAID EXPENSES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
PREPAID EXPENSES
Schedule of prepaid expenses
	June 30, 2021	December 31, 2020

Consulting service	$-	$111,860
Rent	33,067	-
Insurance	8,555	3,370
Prepaid expenses	$41,622	$115,230

	December 31, 2020	December 31, 2019
Insurance	$3,370	$-
Consulting services	111,860	7,343
Other prepaid expenses	-	1,711

Prepaid expenses	$115,230	$9,054